CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data	Total	Ordinary Share Capital Number	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Non-Controlling Interests	Comprehensive Income
Balance at Dec. 31, 2008	$ 498,094	$ 14	$ 274,993	$ 183,886	$ 39,199		$ 2
Balance (in shares) at Dec. 31, 2008		107,663,703
Net income	139,188			139,188				139,188
Dividends paid ($0.18 in 2009, $0.20 in 2010, $0.30 in 2011 per share)	(21,598)			(21,598)
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares (in shares)		1,726,737
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares	13,177		13,177
Share-based compensation	10,238		10,238
Currency translation adjustments	1,452				1,452			1,452
Total comprehensive income								140,640
Balance at Dec. 31, 2009	640,551	14	298,408	301,476	40,651		2
Balance (in shares) at Dec. 31, 2009		109,390,440
Net income	155,466			155,466				155,466
Dividends paid ($0.18 in 2009, $0.20 in 2010, $0.30 in 2011 per share)	(22,799)			(22,799)
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares (in shares)		1,229,319
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares	11,160		11,160
Issuance of ordinary shares in secondary offering (in shares)		4,000,000
Issuance of ordinary shares in secondary offering	149,661	1	149,660
Share-based compensation	7,385		7,385
Currency translation adjustments	25,179				25,179			25,179
Total comprehensive income								180,645
Balance at Dec. 31, 2010	966,603	15	466,613	434,143	65,830		2
Balance (in shares) at Dec. 31, 2010		114,619,759
Net income	166,629			166,629				166,629
Dividends paid ($0.18 in 2009, $0.20 in 2010, $0.30 in 2011 per share)	(34,522)			(34,522)
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares (in shares)		1,109,276
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares	7,121		7,121
Share-based compensation	12,580		12,580
Currency translation adjustments	34,309				34,309			34,309
Treasury stock (in shares)	(387,454)	(387,454)
Treasury stock	(10,160)					(10,160)
Non-controlling interests	8,941						8,941
Others	(66)			(66)
Total comprehensive income								200,938
Balance at Dec. 31, 2011	$ 1,151,435	$ 15	$ 486,314	$ 566,184	$ 100,139	$ (10,160)	$ 8,943
Balance (in shares) at Dec. 31, 2011		115,341,581